Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Jun 30, 2023 Dec 31, 2022 in € m. Carrying value Fair value Carrying value Fair value Financial assets: Cash and central bank balances 164,586 164,586 178,896 178,896 Interbank balances (w/o central banks) 6,567 6,567 7,195 7,195 Central bank funds sold and securities purchased under resale agreements 11,547 11,584 11,478 11,505 Securities borrowed 104 104 0 0 Loans 483,784 453,504 491,175 461,070 Other financial assets 119,957 118,015 110,066 107,878 Financial liabilities: Deposits 600,224 600,996 629,183 629,629 Central bank funds purchased and securities sold under repurchaseagreements 2,331 2,331 573 572 Securities loaned 10 10 13 13 Other short-term borrowings 7,081 7,080 5,122 5,121 Other financial liabilities 107,928 107,928 93,135 93,135 Long-term debt 122,323 118,209 131,525 127,743 Trust preferred securities 513 407 500 426 1 Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2022